Income taxes - Summary of change in net deferred tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net deferred income tax liability
Deferred tax liability (asset) at end of period	$ 410,219	$ 439,195
Deferred income tax (recovery) expense in the statement of operations	(8,477)	47,899
Deferred tax assets from acquisition of QMX Gold Corporation	0	(14,122)
Deferred tax (recovery) expense related to discontinued operations	(20,039)	1,897
Deferred tax impact on disposition of Tocantinzinho	0	(11,010)
Deferred tax recovery in the consolidated statement of other comprehensive income	(460)	(23)
Deferred tax liability (asset) at beginning of period	$ 439,195	$ 414,554